Other Intangible Assets, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Other intangible assets	Dec. 31, 2011 Other intangible assets	Dec. 31, 2010 Other intangible assets	Dec. 31, 2012 ProPay and CPAY	Dec. 31, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc.
Finite-Lived Intangible Assets [Line Items]
Business acquisition, acquired intangible assets				$ 76,600,000	$ 11,700,000	$ 11,740,000
Amortization expenses recorded in selling, general and administrative expenses	$ 16,600,000	$ 13,200,000	$ 11,200,000